Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
IMS Capital Value Fund (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	IMS Capital Value Fund
Class Name	Institutional Class
Trading Symbol	IMSCX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the IMS Capital Value Fund (the “Value Fund”) for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	http://www.imsfunds.com
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$216	1.85%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

The above line graph shows the value of a hypothetical $10,000 investment in the Value Fund’s Institutional Class shares versus the S&P 500® Total Return Index, the Value Fund’s regulatory benchmark. The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How did the Fund perform last year?

The Value Fund returned +33.16% for the fiscal year ended June 30, 2024. The Value Fund’s benchmark, the S&P 500® Total Return Index (“S&P 500”), returned +24.56% during the same period. The Value Fund’s one-year return beat the Fund’s benchmark primarily due to stock selection which included a higher weighting to large cap growth companies that have performed very well through 2024.  These companies were purchased at significantly lower prices when they were historically undervalued and we have chosen to keep them in the portfolio as we believe their fundamentals remain historically undervalued.

What factors influenced performance during the past year?

The Federal Reserve over the past year has been guided by its assessment of economic data, specifically inflation trends and labor market conditions. Over the past 12 months, geopolitical events have exerted significant influence on equity markets, contributing to volatility and shifting investor sentiment. Such events include the Russia-Ukraine conflict, U.S.-China relations, Middle East tensions and ongoing tensions between China and Taiwan.

Positioning

We seek to invest in a diversified portfolio of quality, hand-picked, growth and value companies that we believe are temporarily undervalued.

Top Contributors		Top Detractors
NVIDIA Corp.	+193%	Starbucks Corp.	-14%
Broadcom, Inc.	+88%	Pfizer, Inc.	-19%
GE Aerospace Co.	+83%	Hawaiian Electric Industries	-24%
Meta Platforms, Inc. - Class A	+76%	Nike, Inc. - Class B	-34%

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed during the past 10 years?
Cumulative Performance of a Hypothetical $10,000 Investment as-of June 30, 2024

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	33.16%	12.48%	8.72%
S&P 500® Total Return Index	24.56%	15.03%	12.85%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 51,318,250
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 544,132
Investment Company, Portfolio Turnover	20.76%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$51,318,250	Investment Advisory Fees Paid	$544,132
Number of Portfolio Holdings	35	Portfolio Turnover Rate	20.76%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Information Technology	29.18%	Industrials	9.35%
Communication Services	18.23%	Utilities	2.53%
Consumer Discretionary	14.71%	Consumer Staples	2.50%
Financials	11.56%	Energy	2.21%
Health Care	9.73%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
NVIDIA Corp.	9.63%	Wells Fargo & Co.	4.98%
Meta Platforms, Inc. – Class A	8.06%	General Electric Co.	4.38%
Alphabet, Inc. – Class A	5.72%	Apple, Inc.	4.10%
Microsoft Corp.	5.49%	Boeing Co.	3.80%
Amazon.com, Inc.	5.48%	Starbucks Corp.	3.00%

Material Fund Change [Text Block]	Material Fund Changes The Value Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]

Change in and Disagreements with Accountants

The Audit Committee of the Board has approved and selected (and the Board has approved) Tait Weller & Baker, LLP ("Tait") to replace Cohen & Company, Ltd. ("Cohen") as the Value Fund's independent registered public accounting firm for the Value Fund's fiscal year ended June 30, 2024. Through the past fiscal year and through the date of Cohen's replacement as auditor of the Value Fund, the Value Fund had no disagreement with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Cohen would have caused Cohen to make reference to the disagreement in a Cohen report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Value Fund, Cohen’s audit opinions, including for the fiscal year ended June 30, 2023, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Value Fund, neither the Value Fund nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Value Fund’s financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Value Fund requested Cohen to furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements.  A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.

IMS Strategic Income Fund (Institutional Class Shares)
Shareholder Report [Line Items]
Fund Name	IMS Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	IMSIX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the IMS Strategic Income Fund (the “Income Fund”) for the year ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at http://www.imsfunds.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	http://www.imsfunds.com
Expenses [Text Block]

What were the Income Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$205	1.99%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

The above line graph shows the value of a hypothetical $10,000 investment in the Income Fund’s Institutional shares versus the Bloomberg Barclays U.S. Aggregate Bond Index, the Income Fund’s regulatory benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Income Fund’s portfolio.

 The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

How did the Fund perform last year?

The Income Fund returned +6.53% with dividends reinvested, outperforming its benchmark of the Bloomberg Barclay’s U.S. Aggregate Bond Index at +2.63%.

What factors influenced performance during the past year?

The primary sources of the Income Fund’s outperformance of its benchmark were the Income Fund’s allocations to common stock and high yield, which are not in the benchmark.

The fiscal year started with the last increase in the Fed Funds rate in July, 2023, to the 5.25%-5.5% range. The Federal Reserve (the “Fed”) held tight for the remainder of the fiscal year, waiting for the very strong U.S. economy to slow so they could justify their first rate cut. By June 30, 2024, economic growth, employment statistics, and several inflation measures showed progress, although the Fed’s favorite Core CPE inflation measure was not yet clearly stable at 2% or below.

At June 30, 2024, short-term Treasury rates had changed marginally, but rates 7 years and longer were 40 to 60 basis points higher than a year ago. The 10-year Treasury bond started the fiscal year at 3.84% and ended at 4.40%.

Positioning

The Income Fund’s ability to be flexible allows it to invest in a wide range of income-producing securities. Going forward, the Income Fund will generally have a blend of bonds, and a smaller percentage of income-producing stocks. Our outlook for the bond market is positive as we expect rates to gradually fall. We believe the Income Fund is well positioned to benefit from falling rates.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed during the past 10 years?
Cumulative Performance of a Hypothetical $10,000 Investment as-of June 30, 2024

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	6.53%	1.76%	(3.43)%
Bloomberg Barclays U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 12,861,589
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 32,220
Investment Company, Portfolio Turnover	530.27%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$12,861,589	Investment Advisory Fees Paid	$32,220
Number of Portfolio Holdings	28	Portfolio Turnover Rate	530.27%

Holdings [Text Block]	What did the Fund invest in?
Sector Allocation (as a % of Portfolio)
Corporate Bonds	56.10%	Structured Notes	14.73%
Government Bonds	14.78%	Common Stock	14.39%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
U.S. Treasury Bond (Government Bond)	14.97%	Ford Motor Co. (Corporate Bond)	4.42%
Staples, Inc. (Corporate Bond)	5.22%	Bank of Montreal (Structured Note)	4.35%
Royal Caribbean Cruises Ltd. (Corporate Bond)	5.09%	Navient Corp. (Corporate Bond)	4.19%
Service Properties Trust (Corporate Bond)	4.72%	Societe Generale SA (Structured Note)	4.13%
Mattel, Inc. (Corporate Bond)	4.60%	Nordstrom, Inc. (Corporate Bond)	4.08%

Material Fund Change [Text Block]	Material Fund Changes The Income Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]

Change in and Disagreements with Accountants

The Audit Committee of the Board has approved and selected (and the Board has approved) Tait Weller & Baker, LLP ("Tait") to replace Cohen & Company, Ltd. ("Cohen") as the Income Fund's independent registered public accounting firm for the Income Fund's fiscal year ended June 30, 2024. Through the past fiscal year and through the date of Cohen's replacement as auditor of the Income Fund, the Income Fund had no disagreement with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Cohen would have caused Cohen to make reference to the disagreement in a Cohen report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Income Fund, Cohen’s audit opinions, including for the fiscal year ended June 30, 2023, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Income Fund, neither the Income Fund nor anyone on their behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Income Fund’s financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Income Fund requested Cohen to furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements.  A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.